Leases - Schedule Of Components Of The Net Investment In Sales-Type Leases (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Concentration Risk [Line Items]
Contractual lease payment receivable	$ 1,811,967	$ 2,353,538
Implicit interest income	(497,597)	(672,950)
Net investment in sales-type leases	$ 1,314,370	$ 1,680,588
Customer One | Sales-Type Lease Portfolio Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	92.00%	93.00%